SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

In accordance with ASC 855 Subsequent Events, the Company has evaluated events and transactions subsequent to June 30, 2026 through the date these financial statements were issued. Management did not identify any subsequent events that would require disclosure in these consolidated financial statements, other than the items described below.

Sale of Common Stock

Subsequent to June 30, 2026 and through September 28, 2026, the Company sold an aggregate of 1,373,152 shares of common stock at a purchase price of $3.00 per share for aggregate gross proceeds of $4,119,456.

Other Issuance of Common Stock

On July 8, 2026, the Company issued 7,518 restricted shares of common stock to a vendor as consideration for services.

Officer Changes

Effective August 17, 2026, Christopher Creatura was appointed to serve as the Company’s Chief Credit Officer and ceased serving as the Company’s Chief Financial Officer, principal financial officer and principal accounting officer. Effective the same date, Christopher S. Downs was appointed to serve as the Company’s Interim Chief Financial Officer, principal financial officer, principal accounting officer and Corporate Secretary.

Restricted Stock Unit Grants

On September 16, 2026, the Board of Directors granted an aggregate of 188,222 restricted stock units to certain officers and directors of the Company under the Vertical Data Inc. 2024 Incentive Plan. The restricted stock units were 100% vested as of the grant date, settle solely in shares of common stock on a one-for-one basis and are not subject to any continued service requirement.

Amendments to Charter Documents

On September 17, 2026, at the Company’s 2026 Annual Meeting of Stockholders, the Company’s stockholders approved (i) the Amended and Restated Bylaws of the Company, and (ii) the Certificate of Amendment to the Company’s Articles of Incorporation (the “Certificate of Amendment”). The Amended and Restated Bylaws were previously approved by the Board and become effective immediately upon the approval by the Company’s stockholders. The Certificate of Amendment was previously approved by the Board and became effective upon its filing with the Secretary of State of the State of Nevada (the “Nevada Secretary of State”) which occurred on September 24, 2026. Upon the filing of the Certificate of Amendment with the Nevada Secretary, the Company is now authorized to issue 110,000,000 shares at the par value of $0.0001 per share, consisting of 100,000,000 shares of common stock and 10,000,000 shares of preferred stock. No shares of preferred stock have been issued.

Acquisition of Data Center Facility

In July 2026, Vertical Edge LLC, a joint venture in which the Company holds a 50% interest, completed the acquisition of a data center facility located in Chicago, Illinois, funded principally by an affiliate of Strategic Value Partners, LLC.

Data Center Purchase Agreement

In September 2026, the Company’s majority-owned subsidiary, Vertical Data Nordic AB, entered into a definitive purchase agreement to acquire an existing industrial data center site in Central Sweden. Completion of the acquisition remains subject to financing, corporate approvals, regulatory clearances and other customary conditions.

12. SUBSEQUENT EVENTS

Common Stock Cancellations

Effective as of October 8, 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. Consequently, as of the date of the filing, the Company had 9,440,362 shares of Common Stock outstanding.